Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 464
Additional provisions (See Note 8)	390
Provisions released (See Note 8)	(34)
Utilisation and other	(469)
Recharge	13
Ending balance	364
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	69
Additional provisions (See Note 8)	25
Provisions released (See Note 8)	0
Utilisation and other	(50)
Recharge	0
Ending balance	44
Customer remediation | Other
Disclosure of other provisions [line items]
Beginning balance	61
Customer remediation | Conduct remediation
Disclosure of other provisions [line items]
Beginning balance	8
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	198
Additional provisions (See Note 8)	72
Provisions released (See Note 8)	0
Utilisation and other	(104)
Recharge	0
Ending balance	166
Litigation and other regulatory | Other
Disclosure of other provisions [line items]
Beginning balance	121
Litigation and other regulatory | Conduct remediation
Disclosure of other provisions [line items]
Beginning balance	76
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	34
Additional provisions (See Note 8)	52
Provisions released (See Note 8)	0
Utilisation and other	(98)
Recharge	13
Ending balance	1
Property
Disclosure of other provisions [line items]
Beginning balance	45
Additional provisions (See Note 8)	52
Provisions released (See Note 8)	(2)
Utilisation and other	(21)
Recharge	0
Ending balance	74
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	75
Additional provisions (See Note 8)	0
Provisions released (See Note 8)	(30)
Utilisation and other	(7)
Recharge	0
Ending balance	38
Restructuring
Disclosure of other provisions [line items]
Beginning balance	39
Additional provisions (See Note 8)	80
Provisions released (See Note 8)	0
Utilisation and other	(91)
Recharge	0
Ending balance	28
Restructuring | Other
Disclosure of other provisions [line items]
Beginning balance	39
Other
Disclosure of other provisions [line items]
Beginning balance	4
Additional provisions (See Note 8)	109
Provisions released (See Note 8)	(2)
Utilisation and other	(98)
Recharge	0
Ending balance	£ 13